INCOME TAXES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 5 – INCOME TAXES

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which the Company operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded $0 in income tax expense for the three month period ended December 31, 2011 because the Company estimates it will record no income tax expense for the year ended September 30, 2012.  The Company recorded $0 in income tax expense for the three-month period ended December 31, 2010.  The Company has a valuation allowance that fully offsets deferred tax assets.

The provision for income taxes consists of the following:

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Current	$ -	$ -
Deferred	-	-

Total	$ -	$ -

The provision for income taxes differs from the amount computed by applying the federal statutory income tax rate (34%) on operations as follows:

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Income tax expense computed at statutory rates	$ (377,195)	$ (40,169)
Non-deductible items	259,666	-
Change in valuation allowance	117,529	40,169

Total	$ -	$ -

The components of the net deferred tax asset were as follows:

	September 30,	September 30,
	2011	2010

Deferred tax assets
Net operating loss carryforwards	$ 824,260	$ 35,145
Stock-based compensation	82,869	-
Other	-	5,024
Deferred tax liability - oil & gas properties	(749,431)	-

Net deferred tax assets before valuation allowance	157,698	40,169
Valuation allowance	(157,698)	(40,169)

Net deferred tax asset	$ -	$ -

A valuation allowance has been established to offset reported deferred tax assets. The Company's accumulated net operating losses were approximately $2.4 million at September 30, 2011 and begin to expire if not utilized in the year 2030.